Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings	Borrowings

	2025		2024
	Current	Non-current	Current	Non-current	1.
	US$'000	US$'000	US$'000	US$'000	1.
			(Recast)	(Recast)	1.
Secured
Bank loans	1,418	8,989	923	8,526
Working capital facility	-	(98)	-	(93)
Total secured borrowings	1,418	8,891	923	8,433
Unsecured
Convertible bonds	11,692	383,023	10,840	333,378
Total unsecured borrowings	11,692	383,023	10,840	333,378
Total borrowings	13,110	391,914	11,763	341,811
December 31, 2025

	Loan balance	Due < 1 year	Due > 1 year	Facility limit	Maturity date	1.
Lenders	US$'000	US$'000	US$'00 0	US$'000		1.
The Hongkong and Shanghai Banking Corporation Limited As The Trustee For Convertible Bond Holders	394,715	11,692	383,023	434,395	30-Jul-29
IMBC Group	3,921	550	3,371	4,686	31-Mar-33
BNP Paribas	6,486	868	5,618	9,490	29-Feb-32
HSBC Bank Australia Ltd	(98)	-	(98)	33,415	3 years from first utilization
Total	405,024	13,110	391,914	481,986
December 31, 2024

	Loan balance	Due < 1 year	Due > 1 year	Facility limit	Maturity date	1.
	US$'000	US$'000	US$'000	US$'000		1.
Lenders	(Recast)	(Recast)	(Recast)	(Recast)		1.
The Hongkong and Shanghai Banking Corporation Limited As The Trustee For Convertible Bond Holders	344,218	10,840	333,378	402,610	30-Jul-29
IMBC Group	3,727	63	3,664	4,147	31-Mar-33
BNP Paribas	5,722	860	4,862	8,398	29-Feb-32
HSBC Bank Australia Ltd	(93)	-	(93)	30,970	3 years from first utilization
Total	353,574	11,763	341,811	446,125
25.1. Bank loans
The bank loans outstanding at December 31, 2025 are in relation to the build-out of the Brussels South radiopharmaceutical production facility. Telix Pharmaceuticals (Belgium) SPRL (a wholly owned subsidiary of Telix)
entered into two loan agreements, one with BNP Paribas and IMBC Group totaling €10,100,000 on a 10-year term, and a second loan with BNP Paribas totaling €2,000,000 on a two-year extendable term. All loans have a two-year repayment holiday period, with repayments due to commence from March 2024. The loans are secured by a fixed charge over the facility.
The loan agreements entitle BNP Paribas and IMBC Group to suspend or terminate all or part of the undrawn portion of the loan facilities with immediate effect and without prior notice. At December 31, 2025, the undrawn portion under the agreements was €1,989,000 ($2,330,000). As at the reporting date Telix has not received any notice to this effect.
The loan agreements require Telix Pharmaceuticals (Belgium) SRL to comply with various covenants relating to the conduct of the business, including non-payment of required repayments, specified cross-defaults (in the event of the use of trade bills) and ensuring cumulative losses of Telix Pharmaceuticals (Belgium) SPRL do not exceed 25% of its capital and reserves. Upon the occurrence of an event of default and in the event of a change of control, BNP Paribas and IMBC Group may accelerate payments due under the loan agreements or terminate the loan agreements. There were no events of default or changes of control during the year.
25.2. Working capital facility
On December 17, 2024, the Group entered into an agreement with HSBC Bank Australia Limited ("HSBC") to obtain a working capital facility of up to $33,415,000 (A$50,000,000). To date, the Group has not utilized this facility and has incurred establishment fee costs of $99,000 (A$150,000) associated with the facility.
The working capital facility is secured by a cash security deposit on an interest-bearing term deposit of $33,415,000
(A$50,000,000) held by HSBC with a maturity date equivalent to the term of the facility. There are no financial covenants associated with the facility. Refer to note 17 for further details.
25.3. Convertible bonds
On July 30, 2024 the Group completed the issue of $426,140,000 (A$650,000,000) in convertible bonds maturing in
2029. The bonds are convertible into fully paid ordinary shares in Telix Pharmaceuticals Limited. The initial conversion price of the convertible bonds is A$24.78 per share, subject to anti-dilution adjustments set out in the final terms and conditions of the convertible bonds. The net proceeds were $416,324,000, after transaction costs.
The convertible bonds will bear interest at a rate of 2.375 per cent per annum. Interest will be payable quarterly in arrears on October 30, January 30, April 30 and July 30 in each year, beginning on October 30, 2024. The convertible bonds will mature on or about July 30, 2029, unless redeemed, repurchased, or converted in accordance with their terms. The holders have the option to redeem all or some of the convertible bonds on July 30, 2027 at their principal amount together with accrued but unpaid interest accrued to that date. The convertible bonds are listed on the SGX.
The convertible bonds are presented in the Group’s consolidated statement of financial position as follows:

	2025	2024	1.
	US$'000	US$'000	1.
		(Recast)
Opening balance	344,218	-
Face value of convertible bonds issued	-	426,140
Transaction costs	-	(9,816)
Other equity securities - value of conversion rights	-	(62,711)
Unwind of discount	22,502	9,088
Interest expense	9,945	4,239
Interest paid	(9,871)	(2,549)
Exchange differences	27,921	(20,173)
Closing balance	394,715	344,218
Current	11,692	10,840
Non-current	383,023	333,378
Total convertible bond liability	394,715	344,218
The initial fair value of the liability portion of the bond was determined using a market interest rate for an equivalent non-
convertible bond at the issue date. This fair value has been reduced by directly attributable transaction costs associated with the issue of the convertible bonds. The liability is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity of the bonds. The remainder of the proceeds is allocated to the conversion option and recognized as part of the share capital reserve, net of income tax and a proportion of transaction costs, and is not subsequently remeasured. Refer to note 30.2.2 for further details.
25.4. Reconciliation of liabilities arising from financing activities

	Opening balance	Net cash inflow/ (outflow)	Other non- cash movements	Closing balance	1.
	US$'000	US$'000	US$'000	US$'000	1.
For the year ended December 31, 2025
Bank loans	9,449	(524)	1,482	10,407
Working capital facility	(93)	-	(5)	(98)
Convertible bonds	344,218	(9,871)	60,368	394,715
Lease liabilities	6,588	(8,874)	64,368	62,082
	360,162	(19,269)	126,213	467,106
	(Recast)	(Recast)	(Recast)	(Recast)
For the year ended December 31, 2024
Bank loans	6,275	3,592	(418)	9,449
Working capital facility	-	(99)	6	(93)
Convertible bonds	-	413,775	(69,557)	344,218
Lease liabilities	5,659	(1,821)	2,750	6,588
	11,934	415,447	(67,219)	360,162
Other non-cash movements include recognition of the conversion option as part of the share capital reserve, new leases entered into during the year, leases acquired via acquisitions of a business, disposal of leases and exchange differences.
25.5. Fair value
For bank loans, the fair values are not materially different to their carrying amounts, since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.
For the convertible bonds, the fair value is outlined below. The fair value is based on discounted cash flows using a current borrowing rate. They are classified as level 3 fair values in the fair value hierarchy (refer to note 33.6) due to the use of unobservable inputs, including own credit risk.

	2025		2024		1.
	Carrying amount	Fair value	Carrying amount	Fair value	1.
	US$'000	US$'000	US$'000	US$'000	1.
			(Recast)	(Recast)	1.
Bank loans	10,309	10,309	9,356	9,356
Convertible bonds	394,715	399,348	344,218	344,412
25.6. Risk exposures
Capital risk management: Capital is defined as the combination of shareholders’ equity, reserves and net debt. The key objective of the Group when managing its capital is to safeguard its ability to continue as a going concern, so that the
Group can continue to provide benefits for stakeholders and maintain an optimal capital and funding structure. The aim of the Group’s capital management framework is to maintain, monitor and secure access to future funding arrangements to finance the necessary research and development activities being performed by the Group.